CONCENTRATIONS (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Jun. 30, 2026 CNY (¥) item	Jun. 30, 2025 CNY (¥) item	Jun. 30, 2024 item	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)
CONCENTRATIONS
Number of major suppliers | item		3	2	2
Term of loan	20 years	20 years
Loans to third parties-long term		¥ 283,684,309	¥ 118,500,000		$ 41,809,894
Consumer borrower
CONCENTRATIONS
Loans to third parties-long term		262,000,000
China
CONCENTRATIONS
Cash was on deposit at financial institutions		23,600,000	36,600,000		3,500,000
Maximum insured bank deposit		500,000
Unprotected cash held in banks		20,000,000	31,100,000		2,900,000
Hong Kong
CONCENTRATIONS
Cash was on deposit at financial institutions		15,100,000	65,900,000		2,200,000
Maximum insured bank deposit | $						$ 800,000
Unprotected cash held in banks		¥ 12,200,000	¥ 63,400,000		$ 1,800,000
Credit concentration risk | Assets total | Consumer borrower
CONCENTRATIONS
Concentration risk, percentage		41.00%
Supplier one | Supplier concentration risk | Cost of goods and service
CONCENTRATIONS
Concentration risk, percentage		19.60%	11.20%	18.50%
Supplier two | Supplier concentration risk | Cost of goods and service
CONCENTRATIONS
Concentration risk, percentage		18.30%	11.00%	14.90%
Supplier three | Supplier concentration risk | Cost of goods and service
CONCENTRATIONS
Concentration risk, percentage		12.20%
CNPC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage		65.00%	44.00%	48.00%
CNPC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage		46.00%	17.00%	38.00%
SINOPEC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage		12.00%	17.00%	19.00%
SINOPEC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage		12.00%	26.00%	27.00%
Another customer | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage			57.00%	6.00%